Prepayments and Other Current Assets - Summary of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Prepayments and Other Current Assets
Receivables from a third-party financial institution			¥ 90,659		¥ 92,012
Prepayments to vendors			11,815		11,513
Deposits			5,624		7,917
Receivables from third-party online payment platform			1,884		3,143
Deductible VAT			4,922		7,117
Receivables from bank funds in transit			4,604
Staff advances			325		878
Others			4,831		4,629
Sub-total			124,664		127,209
Less: allowance for expected credit loss of receivables			(90,750)		(92,103)
Total			33,914		¥ 35,106	$ 4,810
Receivables from a third-party financial institution subject to a risk of default	¥ 90,700	$ 12,800
Allowance of provision for credit loss			¥ 90,700	$ 12,800